Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Derivatives
Schedule of derivatives

	Notional			Asset			Liability
	Traded on			Traded on			Traded on
	recognised	Traded over		recognised	Traded over		recognised	Traded over
	exchanges	the counter	Total	exchanges	the counter	Total	exchanges	the counter	Total
2024	£bn	£bn	£bn	£m	£m	£m	£m	£m	£m
Interest rate	1,066	9,267	10,333	20	37,479	37,499	2	31,530	31,532
- Swaps	—	7,015	7,015	—	28,960	28,960	—	23,138	23,138
- Options	736	1,490	2,226	20	8,519	8,539	2	8,392	8,394
- Forwards and futures	330	762	1,092	—	—	—	—	—	—
Exchange rate	1	3,278	3,279	6	40,791	40,797	15	40,291	40,306
- Swaps	—	454	454	—	8,450	8,450	—	8,195	8,195
- Options	1	851	852	6	5,385	5,391	15	5,561	5,576
- Spot, forwards and futures	—	1,973	1,973	—	26,956	26,956	—	26,535	26,535
Credit	—	14	14	—	110	110	—	244	244
Equity and commodity	—	2	2	—	—	—	—	—	—
Total	1,067	12,561	13,628	26	78,380	78,406	17	72,065	72,082

2023
Interest rate	819	9,449	10,268	48	44,515	44,563	34	38,449	38,483
- Swaps	—	6,533	6,533	—	33,807	33,807	—	27,424	27,424
- Options	510	1,674	2,184	48	10,708	10,756	34	11,025	11,059
- Forwards and futures	309	1,242	1,551	—	—	—	—	—	—
Exchange rate	1	3,119	3,120	—	34,161	34,161	—	33,586	33,586
- Swaps	—	449	449	—	8,173	8,173	—	7,370	7,370
- Options	1	674	675	—	4,181	4,181	—	4,197	4,197
- Spot, forwards and futures	—	1,996	1,996	—	21,807	21,807	—	22,019	22,019
Credit	—	15	15	—	180	180	—	326	326
Equity and commodity	—	—	—	—	—	—	—	—	—
Total	820	12,583	13,403	48	78,856	78,904	34	72,361	72,395

Schedule of derivatives in hedge accounting relationships

	2024				2023
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts (2)	83.1	1,096	1,965	958	67.6	1,139	2,607	406

Cash flow hedging
Interest rate contracts	167.9	1,424	3,300	581	140.0	1,924	4,970	1,211
Exchange rate contracts	14.4	116	457	1	16.9	112	254	(12)

Net investment hedging
Exchange rate contracts (3)	0.3	2	1	9	0.3	2	7	(3)
	265.7	2,638	5,723	1,549	224.8	3,177	7,838	1,602
IFRS netting and clearing house settlements		(2,520)	(5,259)			(3,063)	(7,568)
		118	464			114	270

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.
(2)	The hedged risk includes inflation risk.
(3)	In addition to the derivative hedging instruments above, NatWest Group held notionals of £3,144 million (2023- £3,054 million) of non - derivative hedging instruments with a carrying value of £3,163 million (2023 - £3,061 million),that were used in net investment hedges. The non - derivative instruments are other financial liabilities - debt securities in issue.

Schedule of hedge ineffectiveness recognized in other operating income

	2024	2023	2022
	£m	£m	£m
Fair value hedging
Loss on hedged items attributable to the hedged risk	(954)	(364)	(442)
Gain on the hedging instruments	958	406	482
Fair value hedging ineffectiveness	4	42	40
Cash flow hedging
Interest rate risk	(2)	10	(60)
Cash flow hedging ineffectiveness	(2)	10	(60)
Total	2	52	(20)

Schedule of period in which the hedging contracts ends

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	Over 10 years	Total
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Interest rate risk (1)
Hedging assets	4.0	5.5	12.6	9.7	6.6	3.7	42.1
Hedging liabilities	0.8	4.3	14.2	15.5	5.7	0.5	41.0
2023
Fair value hedging
Interest rate risk (1)
Hedging assets	0.1	1.7	7.1	9.0	5.9	4.7	28.5
Hedging liabilities	2.7	3.3	13.4	11.3	7.7	0.7	39.1

2024
Cash flow hedging
Interest rate risk
Hedging assets	10.6	10.8	22.0	30.3	12.0	—	85.7
Hedging liabilities	2.5	17.1	50.7	10.1	1.4	0.4	82.2
Exchange rate risk
Hedging assets	0.5	0.8	0.5	—	—	—	1.8
Hedging liabilities	3.1	2.5	3.7	3.3	—	—	12.6
2023
Cash flow hedging
Interest rate risk
Hedging assets	3.9	14.5	33.9	22.8	10.1	—	85.2
Hedging liabilities	0.8	3.9	39.1	10.1	0.3	0.6	54.8
Exchange rate risk
Hedging assets	0.3	0.7	1.6	—	—	—	2.6
Hedging liabilities	8.4	0.8	2.4	2.5	0.2	—	14.3

(1)	The hedged risk includes inflation risk.

Schedule of average fixed rates for cash flow hedges

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	Over 10 years	Total
2024	%	%	%	%	%	%	%
Average fixed interest rate
Hedging assets	3.85	0.98	2.52	3.32	2.84	3.12	2.82
Hedging liabilities	4.34	4.76	3.97	3.09	3.64	4.18	4.03
2023
Average fixed interest rate
Hedging assets	1.16	2.46	1.19	3.3	1.77	3.12	2.04
Hedging liabilities	0.93	2.54	4.36	2.28	2.36	4.5	3.79

Schedule of average foreign exchange rates applicable across hedging relationships

	2024	2023
INR/GBP	109.07	105.03
USD/GBP	1.30	1.28
CHF/GBP	1.08	1.08
JPY/GBP	176.04	170.54
JPY/USD	130.79	129.75
NOK/USD	9.21	9.21

Schedule of hedged items and related hedging instruments

			Changes in fair
	Carrying value	Impact on	value used as
	of hedged	hedged items	a basis to
	assets and	included in	determine
	liabilities	carrying value	ineffectiveness (1)
2024	£m	£m	£m
Fair value hedging - interest rate (2)
Loans to banks and customers - amortised cost	5,318	(478)	(182)
Other financial assets - securities	36,724	(29)	(347)
Total (3)	42,042	(507)	(529)

Bank and customer deposits	382	—	(3)
Other financial liabilities - debt securities in issue (5)	37,548	(784)	(315)
Subordinated liabilities	5,772	(244)	(107)
Total	43,702	(1,028)	(425)

2023
Fair value hedging - interest rate (2)
Loans to banks and customers - amortised cost	5,663	(316)	167
Other financial assets - securities	22,896	174	636
Total (3)	28,559	(142)	803

Bank and customer deposits	745	(3)	(6)
Other financial liabilities - debt securities in issue (5)	36,305	(1,151)	(1,023)
Subordinated liabilities	5,346	(320)	(138)
Total	42,396	(1,474)	(1,167)

		Changes in fair value
	Carrying value of	used as a basis to
	hedged assets and liabilities	determine ineffectiveness (1)
2024	£m	£m
Cash flow hedging - interest rate
Loans to banks and customers - amortised cost (4)	84,065	(190)
Other financial assets - securities	1,625	(2)
Total	85,690	(192)

Bank and customer deposits	82,081	(391)
Other financial liabilities - debt securities in issue	149	—
Total	82,230	(391)

Cash flow hedging - exchange rate
Loans to banks and customers - amortised cost (4)	223	—
Other financial assets - securities	1,598	—
Total	1,821	—

Other financial liabilities - debt securities in issue	8,279	(1)
Other	195	—
Total	8,474	(1)

2023
Cash flow hedging - interest rate
Loans to banks and customers - amortised cost (4)	84,583	(2,796)
Other financial assets - securities	623	(22)
Total	85,206	(2,818)

Bank and customer deposits	54,675	1,610
Other financial liabilities - debt securities in issue	156	7
Total	54,831	1,617

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost (4)	583	—
Other financial assets - securities	1,839	—
Total	2,422	—

Other financial liabilities - debt securities in issue	11,460	9
Other	201	3
Total	11,661	12

(1)The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.
(2)The hedged risk includes inflation risk.
(3)Carrying values include £46 million (2023 - £57 million) adjustment for discontinued fair value hedges.
(4)Includes cash and balances at central banks.
(5)The carrying value include £4,631 million (2023 - £2,957 million) of debt securities held at amortised cost.

Schedule of analysis of cash flow hedge reserve and foreign exchange hedge reserve

	2024		2023
		Foreign		Foreign
	Cash flow	exchange	Cash flow	exchange
	hedge reserve	hedge reserve	hedge reserve	hedge reserve
	£m	£m	£m	£m
Continuing
Interest rate risk	(1,564)	—	(2,330)	—
Foreign exchange risk	(6)	15	1	(18)
De-designated
Interest rate risk	(437)	—	(304)	—
Foreign exchange risk	2	(663)	4	(771)
Total	(2,005)	(648)	(2,629)	(789)

	2024		2023
		Foreign		Foreign
	Cash flow	exchange hedge	Cash flow	exchange hedge
	hedge reserve	reserve	hedge reserve	reserve
	£m	£m	£m	£m
Amount recognised in equity
Interest rate risk	(931)	—	137	—
Foreign exchange risk	59	122	50	107
Total	(872)	122	187	107

Amount transferred from equity to earnings
Interest rate risk to net interest income	1,562	—	1,112	—
Interest rate risk to non interest income	—	—	(10)	—
Foreign exchange risk to net interest income	(73)	—	(74)	—
Foreign exchange risk to non interest income	—	19	(9)	69
Foreign exchange risk to operating expenses	5	—	2	—
Total	1,494	19	1,021	69